CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Revenues, net of business tax, value-added tax and related surcharges (including revenue from related party amounting to RMB1,194, RMB252 and RMB7,988 (US$1,151) for the years ended December 31, 2014, 2015 and 2016, respectively)	¥ 455,042	$ 65,540	¥ 616,485	¥ 606,883
Cost of revenues	(286,543)	(41,271)	(353,336)	(274,562)
Gross profit	168,499	24,269	263,149	332,321
Operating expenses:
Selling expenses	(70,093)	(10,095)	(112,815)	(95,096)
General and administrative expenses (including consultation service fees to related party amounting to nil , RMB113 and RMB70 (US$10), for the years ended December 31, 2014, 2015 and 2016, respectively)	(205,908)	(29,657)	(132,952)	(53,576)
Impairment of long-lived assets	(61,124)	(8,804)	(23,125)
Operating income (loss)	(168,626)	(24,287)	(5,743)	183,649
Interest expense (including interest expense to related party amounting to nil, 6,705 and RMB15,073 (US$2,171) for the years ended December 31, 2014, 2015 and 2016, respectively)	(89,327)	(12,866)	(53,214)	(53,470)
Foreign exchange gain	13,472	1,940	10,348	9,585
Loss from disposal of property, plant and equipment	(7,619)	(1,097)	(4,220)	(3,955)
Interest income	27,982	4,030	22,447	21,208
Changes in fair value of derivative	713	103	33,731	2,605
Loss on debt extinguishment			(36,648)
Income (loss) from equity method investments	616	89	(5,572)	13,911
Other income, net	18,191	2,620	33,617	2,113
Income (loss) from continuing operations before income tax	(204,598)	(29,468)	(5,254)	175,646
Income tax expenses	(60,486)	(8,712)	(74,025)	(80,850)
Net income (loss) from continuing operations	(265,084)	(38,180)	(79,279)	94,796
Net income from discontinued operations				25,476
Net income (loss)	(265,084)	(38,180)	(79,279)	120,272
Net loss attributable to noncontrolling interests	(3,217)	(463)	(975)	(4,437)
Net income (loss) attributable to Concord Medical Services Holdings Limited	¥ (261,867)	$ (37,717)	¥ (78,304)	¥ 124,709
Earnings(loss) per share
From continuing operations | (per share)	¥ (2.00)	$ (0.29)	¥ (0.58)	¥ 0.7
From discontinued operations | (per share)				0.22
Income (loss) per share - basic | (per share)	(2.00)	(0.29)	(0.58)	0.92
From continuing operations | (per share)	(2.00)	(0.29)	(0.58)	0.7
From discontinued operations | (per share)				0.22
Income (loss) per share - diluted | (per share)	¥ (2.00)	$ (0.29)	¥ (0.58)	¥ 0.92
Weighted average number of shares outstanding:
Basic	130,631,867	130,631,867	134,546,772	134,836,300
Diluted	130,631,867	130,631,867	134,546,772	135,180,642
Other comprehensive loss, net of tax
Foreign currency translation	¥ (41,394)	$ (5,962)	¥ (27,923)	¥ (3,368)
Total other comprehensive loss, net of tax	(41,394)	(5,962)	(27,923)	(3,368)
Comprehensive income (loss)	(306,478)	(44,142)	(107,202)	116,904
Comprehensive loss attributable to noncontrolling interests	(6,740)	(971)	(975)	(4,437)
Comprehensive income (loss) attributable to Concord Medical Services Holdings Limited	¥ (299,738)	$ (43,171)	¥ (106,227)	¥ 121,341